Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 1,874	$ 1,743
Effect of discounting	(288)	(330)
Present value of minimum lease payments	1,586	1,413
Comprising:
Current lease liabilities per the balance sheet	524	354
Non-current lease liabilities per the balance sheet	1,062	1,059
Total lease liabilities	1,586	1,413
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	581	398
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	614	513
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	251	281
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 428	$ 551